[FRONT COVER]
[NAUTICAL PHOTO FOR COVER]

COLONIAL STRATEGIC BALANCED FUND Semiannual Report

April 30, 1998

Not FDIC
Insured

May Lose Value
No Bank Guarantee

                  Colonial Strategic Balanced Fund Highlights
                       November 1, 1997 - April 30, 1998

Investment Objective: Colonial Strategic Balanced Fund seeks current income and long-term growth, consistent with prudent risk, by diversifying investments primarily in U.S. and foreign equity and debt securities.

The Fund is Designed to Offer:

   [check] Growth and income potential from a strategic blend of markets [check] Favorable stock and bond opportunities worldwide
   [check] Broad diversification to help reduce risk
   [check] Expert management by stock and bond specialists

Portfolio Manager Commentary: "The Fund's diversification across six market sectors gives it the ability to take advantage of new opportunities as they arise in markets worldwide. Over the long term, this diversification has provided shareholders with consistent, stable returns."

                                                     -Gita Rao and Carl Ericson

                  Colonial Strategic Balanced Fund Performance

                                                Class A      Class B     Class C
Inception date                                  9/19/94      9/19/94     9/19/94
Six-month distributions declared
per share                                        $0.368       $0.335      $0.335
Six-month total returns, assuming
reinvestment  of all distributions and
no sales charge or contingent deferred
sales charge (CDSC)                               11.92%       11.62%      11.60%
Net asset value per share on 4/30/98             $15.77       $15.74      $15.76

Top Five Holdings - Equity
(as of 4/30/98)
1. Office Depot, Inc.. . . . . . . .          1.0%
2. TJX Companies, Inc. . . . . . . .          0.9%
3. Banco Totta  & Acores SA  . . . .          0.8%
4. Oy Nokia Ab . . . . . . . . . . .          0.8%
5. Safeway, Inc. . . . . . . . . . .          0.8%

Top Five Countries - Gov't Bonds
(as of 4/30/98)
1. United States . . . . . . . . . .         10.9%
2. United Kingdom  . . . . . . . . .          2.2%
3. Australia . . . . . . . . . . . .          1.7%
4. Russia  . . . . . . . . . . . . .          0.9%
5. Sweden  . . . . . . . . . . . . .          0.9%


Holding and country breakdowns are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities or invest in these countries in the future.

                              President's Message

                              To Fund Shareholders
[photo of Harold W. Cogger]

I am pleased to present the semiannual report for Colonial Strategic Balanced Fund. This report reflects on the investment environment for the six months ended April 30, 1998 and on the performance of your Fund.

During the early part of the period, financial headlines in the U.S. and elsewhere were dominated by continued economic turmoil in the Pacific Rim. A currency crisis in Southeast Asia generated a negative spillover effect on stock markets worldwide. Many investments experienced price declines as investors worried that declining demand and depressed currencies in Asia would lead to a global decline in economic activity. However, the Fund's emphasis on a diversified portfolio of established U.S. and international companies served to help stabilize returns and shield investors from some of this volatility. The U.S. market in particular experienced the effects of a worldwide "flight to quality." Investors were attracted to the safe haven offered by the U.S. market -- stable government with well-established monetary policies, fundamentally strong economic prospects and good liquidity. During the second half of the period, many markets worldwide recovered and went on to post strong gains, particularly in the U.S. and Europe where many stock indices reached record levels.

In addition to providing attractive growth prospects, the Fund offers an opportunity to diversify your core portfolio. Asset allocation between fixed income and equity markets, and among international and U.S. markets, provides shareholders with both current income and long-term growth potential. Looking ahead, economic growth prospects worldwide remain attractive and point to opportunities for future gains.

The following report will provide you with specific information on your Fund's performance as well as an in-depth report from your portfolio managers. Thank you for giving us the opportunity to serve your investment needs.

Respectfully,

/s/Harold W. Cogger

Harold W. Cogger
President
June 9, 1998


Because market conditions change frequently, there can be no assurance that the trends described herein will continue.

                          Portfolio Management Report

Carl Ericson and Gita Rao are portfolio co-managers of Colonial Strategic Balanced Fund. Mr. Ericson manages the fixed income portion of the portfolio and is a senior vice president of Colonial Management Associates, Inc., as well as Director of the Taxable Fixed Income Department. Ms. Rao manages the equity portion and is a vice president of Colonial Management Associates, Inc.

Early period volatility gave way to improved market environment

Lingering effects of the "Asian flu" created significant market volatility worldwide during the first part of the period and had an impact on all six sectors in which the Fund invests. Investors were concerned about the possibility of an economic slowdown in the U.S. and abroad as a result of currency devaluations and declining economic health in Asia. However, as time passed, it became apparent that many world economies continued to experience well-balanced growth. In particular, the U.S. economy exhibited comfortable growth with little inflation. Corporate earnings remained strong and many stock market indices reached record highs. European markets benefited from similar conditions as well as from the impending European Monetary Union (EMU).

Fixed-income investments benefited from positive economic fundamentals

The Fund's fixed-income investments were diversified across the U.S. corporate high yield market, the U.S. Treasury market and international bond markets. We allocated the largest proportion of assets to the high yield market, which benefited from continued growth in the U.S. economy. In particular, we favored investments in companies that we expect to capitalize on changes in the telecommunications and media sector, such as Time-Warner Corp. and Nextel Communications (0.6% and 0.2% of the Fund's total net assets, respectively). As delivery channels for media and voice communication expand, companies like these that have invested heavily in technology are well-positioned to capture subscriber growth.

Our position in U.S. Treasury bonds also performed well. Prices of these investments rose as interest rates declined during the second half of the period. In the international bond markets, we reallocated our exposure in Europe to reflect the impending changes from the EMU. We also increased our investment in emerging markets as a result of the Asian turmoil which caused depressed bond prices in many countries. We purchased a diversified portfolio of bonds in five Latin American and eastern European markets that we believe offer good opportunities for price appreciation.

Equity performance driven by international and large-cap U.S. stocks

During the early part of the period, large U.S. stocks dominated the market as investors sought strength and liquidity in the wake of the Asian economic crisis. International stock markets also began to enjoy a renaissance late in 1997. While the Fund had only a nominal presence in foreign stocks at the beginning of the period, we began to increase our international investments, particularly in Japan and Europe.

Fund's performance reflects sector weightings

The Fund generated a six-month total return of 11.92% for Class A shares, based on net asset value. This performance reflects the portfolio's strong performance in the high yield corporate and U.S. Treasury bond market sectors. Detracting from performance was the Fund's underweighting in international and large U.S. stocks, both sectors that generated strong performance for the period. The Fund's total return placed it between the return of the S&P 500 Index and that of the Lehman Brothers Government/Corporate Bond Index, recognized measures of stock and bond market performance, respectively. This performance is typical of a balanced fund offering both stock and bond market exposure.

Focus on active management to continue

We will continue to actively manage the Fund with the objective of generating consistent, stable returns through diversification. We plan to capture gains from market sectors that have performed well, such as large U.S. stocks, and reallocate those assets to sectors that we believe offer greater long-term value. The asset mix between stocks and bonds will likewise reflect our assessment of where we can realize the greatest value. We believe the Fund has provided shareholders with the ability to participate in changing markets and to take advantage of new opportunities.

         Colonial Strategic Balanced Fund's Investment Performance vs.
                        Standard & Poor's 500 Index and
                Lehman Brothers Government/Corporate Bond Index
               Change in Value of $10,000 from 9/30/94 - 4/30/98
                      Class A Shares based on NAV and POP

AS OF DATE         NAV         POP        Lehman Brothers       S&P 500 Index
----------         ---         ---        ---------------       -------------
Sep 30, 94        10000       10000           10000                 10000
Oct 31, 94        10030        9554            9989                 10224
Nov 30, 94         9717        9255            9971                  9852
Dec 30, 94         9801        9335           10037                  9998
Jan 31, 95         9780        9316           10230                 10257
Feb 28, 95        10127        9646           10467                 10657
Mar 31, 95        10396        9902           10537                 10971
Apr 28, 95        10611       10107           10684                 11294
May 31, 95        10899       10381           11132                 11744
Jun 30, 95        11253       10718           11221                 12017
Jul 31, 95        11822       11260           11177                 12415
Aug 31, 95        11935       11369           11320                 12446
Sep 29, 95        12194       11615           11435                 12971
Oct 31, 95        12184       11605           11603                 12924
Nov 30, 95        12456       11864           11794                 13491
Dec 29, 95        12486       11893           11968                 13751
Jan 31, 96        12707       12104           12043                 14219
Feb 29, 96        13013       12395           11787                 14351
Mar 29, 96        13048       12429           11688                 14489
Apr 30, 96        13378       12742           11608                 14702
May 31, 96        13558       12914           11588                 15081
Jun 28, 96        13276       12646           11743                 15138
Jul 31, 96        13052       12432           11770                 14470
Aug 30, 96        13287       12656           11742                 14776
Sep 30, 96        13811       13155           11950                 15607
Oct 31, 96        13918       13257           12229                 16037
Nov 29, 96        14490       13801           12454                 17248
Dec 31, 96        14443       13757           12316                 16906
Jan 31, 97        14631       13936           12330                 17962
Feb 28, 97        14642       13947           12356                 18103
Mar 31, 97        14220       13544           12209                 17361
Apr 30, 97        14476       13788           12388                 18396
May 30, 97        15100       14383           12503                 19521
Jun 30, 97        15602       14861           12654                 20388
Jul 31, 97        16398       15619           13041                 22010
Aug 29, 97        15983       15224           12894                 20778
Sep 30, 97        16668       15876           13097                 21916
Oct 31, 97        16318       15543           13307                 21184
Nov 28, 97        16488       15704           13377                 22164
Dec 31, 97        16557       15771           13517                 22545
Jan 30, 98        16868       16067           13708                 22794
Feb 27, 98        17605       16769           13680                 24437
Mar 31, 98        18136       17274           13722                 25687
Apr 30, 98        18263       17395           13791                 25950


[Graphic Omitted]


                         Value of a $10,000 Investment
                           made on 9/30/94 at 4/30/98

------------------------------------------------------------------------------
      Class A                    Class B                   Class C
  NAV         POP             NAV        w/CDSC             NAV      w/CDSC
------------------------------------------------------------------------------
$18,263      $17,395        $17,987     $17,687           $17,983    $17,983
------------------------------------------------------------------------------

                          Average Annual Total Returns
                                 as of 4/30/98

------------------------------------------------------------------------------
                         Class A                Class B              Class C
Inception                9/19/94                9/19/94              9/19/94
                     NAV       POP           NAV    w/CDSC        NAV    w/CDSC
------------------------------------------------------------------------------
1 year                26.16%  20.17%       25.58%   20.58%       25.54%  24.54%
------------------------------------------------------------------------------
Life                  17.73   16.15        17.20    16.65        17.19   17.19
------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charge (CDSC). Public offering price (POP) returns include the maximum sales charges of 4.75% for Class A. The CDSC returns reflect charges of 5% for one year and 3% since inception for Class B shares and 1% for one year for Class C shares.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of U.S. stock market securities. The Lehman Brothers
Government/Corporate Bond Index is an unmanaged index that tracks the performance of U.S. Government and U.S. Corporate bonds. Unlike mutual funds, indexes do not incur fees or charges, and it is not possible to invest in an index.

                           INVESTMENT PORTFOLIO
                 APRIL 30, 1998 (UNAUDITED, IN THOUSANDS)

COMMON STOCKS - 56.6%                      COUNTRY        SHARES       VALUE
===============================================================================
CONSTRUCTION - 0.1%
 Heavy Construction - Non Building Construction
 Superfos AS                                    De             5       $    131
                                                                       --------

 ...............................................................................
FINANCE, INSURANCE & REAL ESTATE - 10.2%
 Depository Institutions - 5.9%
 Banco Totta & Acores SA                        Pt            34          1,277
 BankAmerica Corp.                                            12          1,020
 BankBoston Corp.                                              3            367
 Bank of Montreal                               Ca             4            218
 Bank of New York Co., Inc.                                    7            437
 Banker's Trust New York Co.                                   3            370
 Citicorp                                                      5            722
 Comerica, Inc.                                                2            120
 Corporacion Bancaria de Espana SA              Sp             5            416
 Firstar Corp.                                                14            522
 Greenpoint Financial Corp.                                   17            691
 HSBC Holdings PLC                              HK             6            165
 J.P. Morgan & Co., Inc.                                       4            525
 Kredietbank NV                                 Be           (a)            113
 Lloyds Bank PLC                                UK            19            282
 National Westminster Bank PLC                  UK             9            172
 Norwest Corp.                                                 7            292
 Skandinaviska Enskilda Banken                  Sw            55            914
 The Bank of Tokyo Mitsubishi                   Ja            46            567
                                                                       --------
                                                                          9,190
                                                                       --------

 Insurance Carriers - 3.3%
 AGF (Assurances Generales de France) (b)       Fr           (a)             (a)
 Allstate Corp.                                                3            268
 American Bankers Insurance Group, Inc.                        6            369
 American International Group, Inc.                            9          1,184
 Fremont General Corp.                                         4            239
 Loews Corp.                                                   5            460
 Progressive Corp.                                             6            840
 Protective Life Corp.                                         6            237
 Toro Assicurazioni                             It            40            700
 Zurich Versicherungs-Gesellschaft              Sz             1            898
                                                                       --------
                                                                          5,195
                                                                       --------

 Nondepository Credit Institutions - 0.6%
 Associates First Capital Corp.                                2            118
 Green Tree Financial Corp.                                   10            408
 The Money Store, Inc.                                        13            439
                                                                       --------
                                                                            965
                                                                       --------

                                       7

                       Investment Portfolio/April 30, 1998
-------------------------------------------------------------------------------
COMMON STOCKS - CONT.                      COUNTRY        SHARES       VALUE
===============================================================================
FINANCE, INSURANCE & REAL ESTATE - CONT.
 Security Brokers & Dealers - 0.4%
 Paine Webber Group, Inc.                                     15       $    672
                                                                       --------

 ...............................................................................
MANUFACTURING - 27.1%
 Apparel - 0.1%
 Nautica Enterprises, Inc. (b)                                 8            209
                                                                       --------

 Chemicals & Allied Products - 6.7%
 American Home Products Corp.                                  7            652
 BASF AG                                         G             6            267
 Bayer AG                                        G            10            443
 Bristol-Myers Squibb Co.                                     10          1,059
 DSM NV                                         Ne             1             70
 E.I. DuPont de Nemours & Co.                                  3            204
 Eli Lilly & Co.                                              13            904
 International Specialty Products, Inc. (b)                   35            698
 Johnson & Johnson                                             7            511
 Kao Corp.                                      Ja            48            702
 Merck & Co., Inc.                                            10          1,181
 Merck KGAA                                      G             4            158
 Norsk Hydro A.S.                               No             2             75
 Rhone Poulenc, Class A                         Fr            15            725
 Schering-Plough Corp.                                        10            792
 Union Carbide Corp.                                           8            369
 Warner-Lambert Co.                                            5            927
 Yamanouchi Pharmaceutical Co.                  Ja            29            683
                                                                       --------
                                                                         10,420
                                                                       --------

 Communications Equipment - 2.2%
 Aspect Telecommunications Corp. (b)                           8            230
 Motorola, Inc.                                               12            668
 Philips Electronics NV                         Ne            12          1,074
 Sony Corp.                                     Ja             8            663
 Telefonakteibolaget LM Ericsson ADR            Sw            17            895
                                                                       --------
                                                                          3,530
                                                                       --------

 Electronic Components - 0.3%
 Sanmina Corp. (b)                              Fr             5            432
                                                                       --------

 Electronic Machinery, Computers & Supplies - 0.1%
 Hitachi Maxwell                                Ja            10            190
                                                                       --------

 Fabricated Metal - 0.1%
 Buderus AG                                      G           (a)             94
                                                                       --------

                                       8

               Investment Portfolio/April 30, 1998
-------------------------------------------------------------------------------

 Food & Kindred Products - 3.2%
 Archer Daniels Midland Co.                                   14       $    311
 Group Industrial Maseca                        Mx           603            434
 Nestle Ag (Reg)                                Sz           (a)            678
 Parmalat Finanziara SPA                        It           465          1,041
 PepsiCo, Inc.                                                 4            158
 Philip Morris Co., Inc.                                      25            937
 Sara Lee Corp.                                               14            804
 Smithfield Foods, Inc. (b)                                    5            146
 Yakult Honsha Co., Ltd.                        Ja           104            448
                                                                       --------
                                                                          4,957
                                                                       --------

 Furniture & Fixtures - 0.8%
 Ethan Allen Interiors, Inc.                                  15            748
 Hillenbrand Industries, Inc.                                  7            436
                                                                       --------
                                                                          1,184
                                                                       --------

 Lumber & Wood Products - 0.1%
 Oakwood Homes Corp.                                           5            147
                                                                       --------

 Machinery & Computer Equipment - 4.2%
 Applied Materials, Inc. (b)                                  10            361
 Brunswick Corp.                                               4            114
 Caterpillar, Inc.                                             5            285
 Deere & Co.                                                   3            158
 EMC Corp. (b)                                                13            609
 Fujitsu Ltd.                                   Ja             4             47
 Gateway 2000, Inc. (b)                                       10            587
 Hewlett-Packard Co.                                           8            572
 Hitachi Ltd.                                   Ja            14            100
 International Business Machines Corp.                         7            788
 Lam Research Corp. (b)                                        3             78
 Mannesmann AG                                   G             1          1,110
 Oerlikon-Buehrle Holding AG                    Sz             5            818
 Seagate Technology, Inc. (b)                                 14            363
 Sun Microsystems, Inc. (b)                                   16            675
                                                                       --------
                                                                          6,665
                                                                       --------

 Measuring & Analyzing Instruments - 0.6%
 Fuji Photo Film Co., Ltd.                      Ja             5            177
 Medtronic, Inc.                                              15            810
                                                                       --------
                                                                            987
                                                                       --------

 Miscellaneous Manufacturing - 0.2%
 Callaway Golf Co.                                            12            338
                                                                       --------

                                       9

                        Investment Portfolio/April 30, 1998
-------------------------------------------------------------------------------
COMMON STOCKS - CONT.                      COUNTRY        SHARES       VALUE
===============================================================================
MANUFACTURING - CONT.
 Paper Products - 0.8%
 Potlatch Corp.                                               10       $    460
 Royal Koninklijke PTT Nederland NV             Ne            16            826
                                                                       --------
                                                                          1,286
                                                                       --------

 Petroleum Refining - 4.2%
 Amerada Hess Corp.                                            8            437
 Amoco Corp.                                                  18            797
 British Petroleum Co., PLC                     UK             5            491
 Chevron Corp.                                                10            827
 ENI SPA                                        It           112            747
 Exxon Corp.                                                   6            438
 Kerr-Mcgee Corp.                                              7            429
 Lyondell Petrochemical Co.                                    9            293
 Murphy Oil Corp.                                              7            360
 OMV Handels AG                                 Aus            5            715
 Phillips Petroleum Co.                                        3            124
 USX-Marathon Group                                           25            895
                                                                       --------
                                                                          6,553
                                                                       --------

 Primary Metal - 0.5%
 Acerinox SA                                    Sp             3            491
 Alcan Aluminum Ltd.                                           5            146
 British Steel PLC                              UK            29             76
                                                                       --------
                                                                            713
                                                                       --------

 Primary Smelting - 0.2%
 Phelps Dodge Corp.                                            5            349
                                                                       --------

 Printing & Publishing - 0.5%
 Gannett Co., Inc.                                            10            678
                                                                       --------

 Rubber & Plastic - 0.3%
 Continental AG                                  G             8            213
 Nike, Inc., Class B                                           6            287
                                                                       --------
                                                                            500
                                                                       --------

 Stone, Clay, Glass & Concrete - 0.1%
 Owens Corning Fiberglass Corp.                                3            125
 Vitro S.A.                                     Mx            12             45
                                                                       --------
                                                                            170
                                                                       --------

 Tobacco Products - 0.3%
 B.A.T. Industries PLC                          UK            54            509

                                       10

                       Investment Portfolio/April 30, 1998
-------------------------------------------------------------------------------

 Swedish Match AB, ADR                          Sw             1       $     18
                                                                       --------
                                                                            527
                                                                       --------

 Transportation Equipment - 1.6%
 Alliedsignal, Inc.                                           20            876
 Borg-Warner Automotive, Inc.                                 10            597
 Ford Motor Co.                                                6            275
 Honda Motor Co., Ltd.                          Ja             2             72
 Northrop Grumman Corp.                                        5            521
 Volvo AB ADR                                   Sw             5            141
                                                                       --------
                                                                          2,482
                                                                       --------

 ...............................................................................
MINING & ENERGY - 0.5%
 Crude Petroleum & Natural Gas - 0.4%
 Burlington Resources, Inc.                                    8            390
 Occidental Petroleum Corp.                                    9            250
                                                                       --------
                                                                            640
                                                                       --------

 Nonmetallic, Except Fuels - 0.1%
 Potash Corp. of Saskatchewan, Inc.             Ca             1            107
                                                                       --------

 ...............................................................................
RETAIL TRADE - 7.0%
 Apparel & Accessory Stores - 1.2%
 Ross Stores, Inc.                                            10            463
 TJX Companies, Inc.                                          34          1,487
                                                                       --------
                                                                          1,950
                                                                       --------

 Food Stores - 2.7%
 American Stores Co.                                          25            600
 General Nutrition Companies, Inc. (b)                        14            502
 Giant Food, Inc.                                             12            436
 Safeway, Inc. (b)                                            31          1,193
 Tesco PLC                                      UK            81            758
 Vendex International NV                        Ne            12            782
                                                                       --------
                                                                          4,271
                                                                       --------

 General Merchandise Stores - 1.7%
 BJ'S Wholesale Club, Inc. (b)                                 6            232
 Dollar General Corp.                                         20            749
 Federated Department Stores, Inc. (b)                         6            290
 Jardine Strategic Holdings, Ltd.               Si            22             57
 Fred Meyer, Inc. (b)                                         22            987
 Sears, Roebuck & Co.                                          7            415
                                                                       --------
                                                                          2,730
                                                                       --------

 Home Furnishings & Equipment - 0.2%
 Circuit City Stores, Inc.                                     4            167
 CompUSA, Inc. (b)                                             8            149
                                                                       --------
                                                                            316
                                                                       --------

                                       11

                       Investment Portfolio/April 30, 1998
-------------------------------------------------------------------------------
COMMON STOCKS - CONT.                      COUNTRY        SHARES       VALUE
===============================================================================
RETAIL TRADE - CONT.
 Miscellaneous Retail - 1.2%
 Imasco, Ltd.                                   Ca             7       $    263
 Office Depot, Inc. (b)                                       48          1,577
                                                                       --------
                                                                          1,840
                                                                        --------

 Restaurants - 0.0%
 Tricon Global Restaurants, Inc. (b)                         (a)             13
                                                                       --------

 ...............................................................................
SERVICES - 3.4%
 Business Services - 0.2%
 Cendant Corp. (b)                                            14            360
                                                                       --------

 Computer Related Services - 1.1%
 Cadence Design Systems, Inc. (b)                             25            901
 HBO & Co.                                                    14            812
                                                                       --------
                                                                          1,713
                                                                       --------

 Computer Software - 1.1%
 Computer Associates International, Inc.                       5            296
 Microsoft Corp. (b)                                          10            901
 Network Associates, Inc. (b)                                  5            343
 Oracle Systems Corp. (b)                                      6            155
                                                                       --------
                                                                          1,695
                                                                       --------

 Engineering, Accounting, Research & Management - 0.1%
 International-Muller NV                        Ne             3            118
                                                                       --------

 Health Services - 0.9%
 Lincare Holdings, Inc. (b)                                    9            730
 Tenet Healthcare Corp. (b)                                   18            678
                                                                       --------
                                                                          1,408
                                                                       --------

 ...............................................................................
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 7.9%
 Air Transportation - 0.9%
 British Airways PLC                            UK             1            105
 Comair Holdings, Inc.                                        14            369
 Delta Air Lines, Inc.                                         7            814
 Lufthansa AG                                    G             5            119
                                                                       --------
                                                                          1,407
                                                                       --------

 Electric Services - 1.5%
 Allegheny Energy, Inc.                                        4            107
 American Electric Power Co., Inc.                            14            645
 FPL Group, Inc.                                              13            776
 Public Service Enterprise Group, Inc.                        16            537
 Unicom Corp.                                                 10            348
                                                                       --------
                                                                          2,413
                                                                       --------


                                     12

                       Investment Portfolio/April 30, 1998
-------------------------------------------------------------------------------

 Gas Services - 0.7%
 Consolidated Natural Gas Co.                                  4       $    230
 MCN Corp., 8.750%, PRIDES                                    10            378
 NICOR, Inc.                                                   3            115
 Pacific Enterprises                                          11            429
                                                                       --------
                                                                          1,152
                                                                       --------

 Railroad - 0.3%
 Canadian Pacific, Ltd.                                       15            442
                                                                       --------

 Sanitary Services - 0.4%
 U.S.A Waste Services, Inc. (b)                               10            491
 Yorkshire Water PLC                            UK            14            116
                                                                       --------
                                                                            607
                                                                       --------

 Telecommunication - 4.1%
 BellSouth Corp.                                              17          1,091
 Hong Kong Telecommunications, Ltd.             HK           332            639
 Nippon Telegraph & Telephone Corp.             Ja           (a)            681
 Oy Nokia Ab, Class K                           Fi            19          1,248
 Portugal Telecom S.A.                          Pt            15            800
 SBC Communications, Inc.                                      5            191
 Telecom Italia SPA                             It            83            627
 Telefonica de Espana                           Sp            18            751
 Telefonos de Mexico SA                         Mx             1             62
 WorldCom, Inc. (b)                                            7            299
                                                                       --------
                                                                          6,389
                                                                       --------

 ...............................................................................
WHOLESALE TRADE - 0.4%
 Durable Goods - 0.4%
 Arrow Electronics, Inc. (b)                                   4            109
 Patterson Dental Co. (b)                                     11            502
                                                                       --------
                                                                            611
                                                                       --------

 Nondurable Goods - 0.0%
 Dalgety PLC                                    UK            11             69
                                                                       --------

TOTAL COMMON STOCKS (cost of $57,572)                                    88,815
                                                                       --------

 PREFERRED STOCKS - 0.8%
===============================================================================
  TRANSPORTATION, COMMUNICATION,
 ELECTRIC, GAS & SANITARY SERVICES - 0.8%
  Cable
  CSC Holdings, Ltd.,
   11.125%, PIK, Series M                                       3           342
  Time Warner, 10.250%, Series M                                1           950
                                                                       --------

 TOTAL PREFERRED STOCKS (cost of $1,255)                                  1,292
                                                                       --------

                                       13

                       Investment Portfolio/April 30, 1998
-------------------------------------------------------------------------------
RIGHTS - 0.0% (b)                          COUNTRY        SHARES       VALUE
===============================================================================
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 0.0%
 Telecommunication
 Telefonica de Espana (cost of $0)              Sp            18       $     14
                                                                       --------

BONDS & NOTES - 36.6%                                        PAR
===============================================================================
CORPORATE FIXED-INCOME BONDS & NOTES - 15.8%
===============================================================================
CONSTRUCTION - 0.6%
 Building Construction
 Falcon Building Products, Inc.
   stepped coupon, (10.500% 06/15/02)
                         (c)           06/15/07            $ 500            335
 Nortek, Inc.,
                               9.875%  03/01/04              500            515
                                                                       --------
                                                                            850
                                                                       --------

 ..............................................................................
MANUFACTURING - 6.0%
Chemicals & Allied Products - 0.7%
Agricultural Minerals Co., L.P.,
                              10.750%  09/30/03              100            107
 Laroche Industries, Inc.,
                               9.500%  09/15/07              500            493
 Sterling Chemicals, Inc.,
                              11.250%  04/01/07              500            494
                                                                       --------
                                                                          1,094
                                                                       --------

 Fabricated Metal - 0.5%
 Euramax International, PLC,
                              11.250%  10/01/06 (d)          250            273
 Renco Metals, Inc.,
                              11.500%  07/01/03              250            268
 US Can Corp.,
                              10.125%  10/15/06              200            210
                                                                       --------
                                                                            751
                                                                       --------

 Lumber & Wood Products - 0.1%
 Triangle Pacific Corp.,
                              10.500%  08/01/03              100            105
                                                                       --------

 Machinery & Computer Equipment - 0.2%
 IMO Industries,
                              11.750%  05/01/06              250            285
                                                                       --------

                                       14

                       Investment Portfolio/April 30, 1998
-------------------------------------------------------------------------------

 Measuring & Analyzing Instruments - 0.2%
 Intertek Finance, PLC,
                              10.250%  11/01/06 (d)        $ 250       $    265
                                                                       --------

 Miscellaneous Manufacturing - 1.2%
 AEI Holding Co.,
                              10.000%  11/15/07 (e)          500            521
 American Standard Co.,
   stepped coupon, (10.500% 06/01/98)
                         (c)           06/01/05              250            260
 ISP Holdings, Inc.,
                               9.750%  02/15/02              250            264
 Polymer Group, Inc.,
                               9.000%  07/01/07              500            514
 Shop Vac Corp.,
                              10.625%  09/01/03              250            274
                                                                       --------
                                                                          1,833
                                                                       --------

 Paper Products - 0.5%
 Repap New Brunswick, Inc.,
                               9.875%  07/15/00              500            527
 Stone Container Corp.,
                              10.750%  10/01/02              250            267
                                                                       --------
                                                                            794
                                                                       --------

 Primary Metal - 1.4%
 Algoma Steel, Inc.,
                              12.375%  07/15/05              250            298
 Kaiser Aluminum & Chemical Corp.,
                              10.875%  10/15/06              300            327
 Keystone Consolidated Industries,
                               9.625%  08/01/07              500            513
 WCI Steel Inc.,
                              10.000%  12/01/04            1,000          1,043
                                                                       --------
                                                                          2,181
                                                                       --------

 Printing & Publishing - 0.7%
 American Lawyer Media, Inc.,
                               9.750%  12/15/07              500            524
 Hollinger International Publishing,
                               9.250%  03/15/07              500            528
                                                                       --------
                                                                          1,052
                                                                       --------

 Transportation Equipment - 0.5%
 Aftermarket Technology Corp.,
                              12.000%  08/01/04               86             95

                                       15

                       Investment Portfolio/April 30, 1998
-------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - CONT.                 PAR       VALUE
===============================================================================
MANUFACTURING - CONT.
 Transportation Equipment - Cont.
 Collins & Aikman Products Co.,
                              11.500%  04/15/06            $ 200       $    224
 LDM Technologies, Inc.,
                              10.750%  01/05/07              500            538
                                                                       --------
                                                                            857
                                                                       --------

 ..............................................................................
MINING & ENERGY - 0.6%
Crude Petroleum & Natural Gas - 0.1%
Ferrellgas Finance Corp., LP,
                              10.000%  08/01/01              200            211
                                                                       --------

 Oil & Gas Extraction - 0.5%
 Gulf Canada Resources, Ltd.,
                               9.625%  07/01/05              100            109
 Magnum Hunter Resources, Inc.,
                              10.000%  06/01/07              500            508
 Nuevo Energy Co.,
                               9.500%  04/15/06              200            211
                                                                       --------
                                                                            828
                                                                       --------

 ..............................................................................
RETAIL TRADE - 0.2%
 Food Stores - 0.1%
 Pathmark Stores, Inc.,
                               9.625%  05/01/03              200            203
                                                                       --------

 Miscellaneous Retail - 0.1%
 Finlay Fine Jewelry Corp.,
                              10.625%  05/01/03              100            104
                                                                       --------

 ..............................................................................
SERVICES - 1.5%
Amusement & Recreation - 0.1%
E & S Holdings,               10.375%  10/01/06              250            209
                                                                       --------

 Business Services - 0.3%
 Pierce Leahy Corp.,
                              11.125%  07/15/06              162            183
 Unisys Corp.,
                              11.750%  10/15/04              250            288
                                                                       --------
                                                                            471
                                                                       --------

 Hotels, Camps & Lodging - 0.7%
 Eldorado Resorts,
                              10.500%  08/15/06              250            274

                                       16


                         Investment Portfolio/April 30, 1998
------------------------------------------------------------------------------

 HMH Properties, Inc.,
                               9.500%  05/15/05            $ 150       $    162
 Horseshoe Gaming,
                               9.375%  06/15/07              600            647
                                                                       --------
                                                                          1,083
                                                                       --------

 Other Services - 0.4%
 Borg-Warner Security Corp.,
                               9.625%  03/15/07              500            569
                                                                       --------

 ..............................................................................
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 6.6%
 Air Transportation - 0.1%
 U.S. Air, Inc.,
                              10.375%  03/01/13              200            227
                                                                       --------

 Broadcasting - 0.7%
 Allbritton Communications Co.,
                               9.750%  11/30/07              500            525
 Fox Kids Worldwide, Inc.,
   stepped coupon,  (10.250% 11/01/02)
                         (c)           11/01/07              500            318
 NWCG Holding Corp.,
                         (f)           06/15/99              175            163
 Young Broadcasting Corp.,
                              11.750%  11/15/04              100            111
                                                                       --------
                                                                          1,117
                                                                       --------

 Cable - 1.1%
 Diamond Cable Co.,
   stepped coupon,  (10.750% 02/15/02)
                         (c)           02/15/07              500            350
 Echostar Communications Corp.,
   stepped coupon,  (12.875% 06/01/99)
                         (c)           06/01/04              500            480
 Marcus Cable Co., L.P.,
   stepped coupon,  (14.250% 06/15/00)
                         (c)           12/15/05              600            545
 Telewest Communication, PLC,
   stepped coupon,  (11.000% 10/01/00)
                         (c)           10/01/07 (d)          500            406
                                                                       --------
                                                                          1,781
                                                                       --------

 Electric Services - 0.1%
 California Energy Co., Inc.,
                               9.500%  09/15/06              100            108
                                                                       --------
                                       17

                         Investment Portfolio/April 30, 1998
------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - CONT.                 PAR       VALUE
===============================================================================
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - CONT.
 Gas Services - 0.3%
 California Energy Co., Inc.,
                               9.875%  06/30/03            $ 250       $    270
 HS Resources, Inc.,
                               9.250%  11/15/06              250            258
                                                                       --------
                                                                            528
                                                                       --------

 Pipelines - 0.2%
 Falcon Holding Group, L.P.,
   stepped coupon,  (9.285% 04/15/03)
                         (c)           04/15/10              500            319
                                                                       --------

 Sanitary Services - 0.3%
 Allied Waste Industries, Inc.,
   stepped coupon,  (11.300% 06/01/02)
                         (c)           06/01/07              350            258
 Allied Waste North America, Inc.,
                              10.250%  12/01/06              250            276
                                                                       --------
                                                                            534
                                                                       --------

 Telecommunication - 3.8%
 Adelphia Communications Corp.,
                               9.875%  03/01/07              500            540
 Clearnet Communications, Inc.,
   stepped coupon,  (14.750% 12/15/00)
                         (c)           12/15/05              500            420
 Comcast Cellular Corp.,
                               9.500%  05/01/07              500            519
 GST USA, Inc.,
   stepped coupon,  (13.875% 12/15/00)
                         (c)           12/15/05              500            405
 Hyperion Telecommunications, Inc.,
   stepped coupon,  (13.000% 04/15/01)
                         (c)           04/15/03              500            375
 Intermedia Communications, Inc.,
   stepped coupon,  (11.250% 07/15/02)
                         (c)           07/15/07              500            368
 McLeod USA, Inc.,
                               8.375%  03/15/08 (e)          500            508
 Nextel Communications, Inc.,
   stepped coupon,  (9.750% 10/31/02)
                         (c)           10/31/07              500            328
 Nextlink Communications, Inc.,
   stepped coupon,  (9.450% 04/15/03)
                         (c)           04/15/08 (e)          500            315

                                       18

                       Investment Portfolio/April 30, 1998
-------------------------------------------------------------------------------

 Orion Network Systems, Inc.,
   stepped coupon,  (12.500% 01/15/02)
                         (c)           01/15/07            $ 500       $    390
 RCN Corp.,
   stepped coupon,  (11.125% 10/15/02)
                         (c)           10/15/07              500            334
 Sprint Spectrum, LP,
   stepped coupon,  (12.500% 08/15/01)
                         (c)           08/15/06              850            697
 Teleport Communications Group, Inc.,
   stepped coupon,  (11.125% 07/01/01)
                         (c)           07/01/07              850            731
                                                                       --------
                                                                          5,930
                                                                       --------

 ...............................................................................
WHOLESALE TRADE - 0.3%
 Nondurable Goods
 Ameriserv Food Co.,
                              10.125%  07/15/07              500            533
                                                                       --------

TOTAL CORPORATE FIXED-INCOME
BONDS & NOTES (cost of $24,213)                                          24,822
                                                                       --------

U.S. GOVERNMENT OBLIGATIONS - 10.9%
===============================================================================
 U.S. Treasury Bonds:
                               8.750%  05/15/17 (g)        5,063          6,616
                              11.625%  11/15/04            4,062          5,348
                                                                       --------
                                                                         11,964
                                                                       --------

 U.S. Treasury Note,
                              11.875%  11/15/03 (g)        3,940          5,074
                                                                       --------

TOTAL U.S. GOVERNMENT OBLIGATIONS (cost of $16,550)                      17,038
                                                                       --------

FOREIGN GOVERNMENT &
AGENCY OBLIGATIONS - 9.9%                               CURRENCY
===============================================================================
 Argentina Global Bonds,
                              11.375%  01/30/17(h)           570            631
 Government of Sweden,
                              10.250%  05/05/03 SK         9,300          1,467
 Hellenic Republic:
                               8.600%  03/26/08 GD        95,000            318
                               8.900%  03/21/04 GD       200,000            647
 Kingdom of Denmark,
                               8.000%  03/15/06 DK         4,650            801
 Mexican Global Bonds:
                               9.750%  02/06/01(i)           610            645
                              11.375%  09/15/16(i)           430            504

                                       19

                       Investment Portfolio/April 30, 1998
-------------------------------------------------------------------------------
FOREIGN GOVERNMENT &
AGENCY OBLIGATIONS - CONT.                      CURRENCY     PAR       VALUE
===============================================================================
 Poland Non-U.S. Global Registered Bond,
                               6.688%  10/27/24 (j)          593       $    583
 Republic of Argentina,
                              11.250%  04/10/06 (k)    G     425            269
 Republic of Brazil,
                              10.125%  05/15/27 (l)        1,120          1,091
 Republic of Poland (Brady),
                               4.000%  10/27/14 (m)          840            766
 Russian Ministry of Finance:
                               9.375%  03/31/05(e)(n)  G   1,080            592
                              10.000%  06/26/07 (o)          910            876
 Treasury Corp. Victoria,
                              12.500%  10/15/03       A$     621            531
 United Kingdom,
                               9.500%  04/18/05       KB   1,700          3,401
 United Mexican States,
                              10.375%  01/29/03 (p)    G     450            279
 Western Australia Treasury Corp.:
                               8.000%  10/15/07       A$   1,283            948
                              10.000%  07/15/05       A$   1,455          1,171
                                                                       --------

TOTAL FOREIGN GOVERNMENT & AGENCY
OBLIGATIONS (cost of $15,473)                                            15,520
                                                                       --------

TOTAL BONDS & NOTES (cost of $56,236)                                    57,380
                                                                       --------

TOTAL INVESTMENTS - 94.0% (cost of $115,063) (q)                        147,501
                                                                       --------

SHORT-TERM OBLIGATIONS - 4.4%
===============================================================================
 Repurchase agreement with ABN AMRO Chicago Corp., dated 04/30/98, due
 05/01/98 at 5.520%, collateralized by U.S. Treasury notes with various maturities to 2005, market value $7,025 (repurchase proceeds
 $6,851)                                                   6,850          6,850
                                                                       --------

FORWARD CURRENCY CONTRACTS - 0.0% (r)                                        51
===============================================================================

OTHER ASSETS & LIABILITIES, NET - 1.6%                                    2,566
===============================================================================

NET ASSETS - 100.0%                                                    $156,968
                                                                       ========

NOTES TO INVESTMENT PORTFOLIO:
===============================================================================
(a)  Rounds to less than one.
(b)  Non-income producing.
(c) Currently zero coupon. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.
(d)  This is a British security. Par amount is stated in U.S. dollars.

                       Investment Portfolio/April 30, 1998
-------------------------------------------------------------------------------

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1998, the value of these securities amounted to $1,936 or 1.2% of net assets.
(f)  Zero coupon bond.
(g) These securities, or a portion thereof, with a total market value of $7,499 are being used to collateralize the forward currency exchange contracts indicated in note (s) below.
(h)  This is an Argentinean security. Par amount is stated in U.S.
     dollars.
(i)  This is a Mexican security. Par amount is stated in U.S.
     dollars.
(j)  This is a Polish security. Par amount is stated in U.S.
     dollars. Interest rate shown is a floating rate coupon which changes every six months.
(k)  This is an Argentinean security.  Par amount is stated in German
     Deutschemarks.
(l)  This is a Brazilian security.  Par amount is stated in U.S. dollars.
(m)  This is a Polish security.  Par amount is stated in U.S. dollars.
(n)  This is a Russian security. Par amount is stated in German Deutschemarks.
(o)  This is a Russian security. Par amount is stated in U.S. dollars.
(p)  This is a Mexican security. Par amount is stated in German Deutschemarks.
(q)  Cost for federal income tax purposes is $115,128.
(r) As of April 30, 1998, the Fund had entered into the following forward currency exchange contracts:

                                                          Net Unrealized
                                                           Appreciation
 Contracts             In Exchange           Settlement   (Depreciation)
 to Deliver                For                  Date        (U.S. $)
 -----------------------------------------------------------------------------
 DK    2,382         US$       348           05/07/1998    $     (a)
 US$     321         GD    100,720           05/07/1998          (a)
 A$    4,161         US$     2,776           05/11/1998          72 (s)
 KB    1,534         US$     2,567           06/23/1998          10 (s)
 SK    6,044         US$       759           07/09/1998         (23)(s)
 DK    2,540         US$       364           07/14/1998          (8)(s)
 US$     123         DK        840           07/14/1998          (a)(s)
                                                           -----------
                                                           $     51
                                                           ===========

(s) These foreign currency exchange contracts are portfolio hedges.

                         Investment Portfolio/April 30, 1998
------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO - CONT.
------------------------------------------------------------------------------

 Summary of Securities
 by Country/Currency            Country/Currency         Value        % of Total
 -------------------------------------------------------------------------------
 United States                                         $ 103,144          69.9
 United Kingdom                          UK/KB             5,979           4.1
 Japan                                     Ja              4,330           2.9
 Germany                                   G               3,544           2.4
 Sweden                                  Sw/SK             3,435           2.3
 Italy                                     It              3,115           2.1
 Netherlands                               Ne              2,870           2.0
 Australia                               Au/A$             2,650           1.8
 Switzerland                               Sz              2,394           1.6
 Portugal                                  Pt              2,077           1.4
 Mexico                                    Mx              1,690           1.2
 Spain                                     Sp              1,672           1.1
 Poland                                    PL              1,349           0.9
 Finland                                   Fi              1,248           0.8
 France                                    Fr              1,157           0.8
 Brazil                                    Bz              1,091           0.7
 Greece                                    GD                965           0.7
 Denmark                                 De/DK               932           0.6
 Hong Kong                                 HK                804           0.6
 Russia                                    RU                876           0.6
 Austria                                  Aus                715           0.5
 Argentina                                 Ar                631           0.4
 Canada                                    Ca                588           0.4
 Belgium                                   Be                113           0.1
 Norway                                    No                 75           0.1
 Singapore                                 Si                 57           0.0
                                                         -------         -----
                                                       $ 147,501         100.0
                                                       =========         =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

    Acronym                                 Name
    -------                                 ----
  A$                                      Australian Dollars
  ADR                       American Depositary Receipt
  DK                                       Danish Kroner
  GD                                      Greek Drachmas
  KB                                      British Pounds
  PIK                                    Payment-In-Kind
PRIDES       Preferred Redeemable Increased Dividend Equity Securities
  SK                                        Swedish Kroner


See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                           APRIL 30, 1998 (UNAUDITED)

(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $115,063)                         $147,501
Short-term obligations                                          6,850
                                                             ---------
                                                              154,351
Receivable for:
  Interest                                      $   1,393
  Fund shares sold                                  1,089
  Investments sold                                    373
  Dividends                                           152
  Foreign tax reclaims                                 13
Deferred organization expenses                         21
Unrealized appreciation on forward
  currency contracts                                   51
Other                                                  12       3,104
                                                ----------   ---------
    Total Assets                                              157,455

LIABILITIES
Payable for:
  Investments purchased                               321
  Fund shares repurchased                             137
Payable to Adviser                                      6
Accrued:
  Deferred Trustees fees                                2
Other                                                  21
                                                ----------
    Total Liabilities                                             487
                                                             ---------
NET ASSETS                                                   $156,968
                                                             ---------

Net asset value & redemption price per share -
Class A ($54,666/3,466)                                      $  15.77
                                                             =========
Maximum offering price per share - Class A
($15.77/0.9525)                                              $  16.56(a)
                                                             =========
Net asset value & offering price per share -
Class B ($94,361/5,994)                                      $  15.74(b)
                                                             =========
Net asset value & offering price per share -
Class C ($7,941/504)                                         $  15.76(b)
                                                             =========

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED APRIL 30, 1998
                                   (UNAUDITED)
(in thousands)

INVESTMENT INCOME
Interest                                                                     $  2,361
Dividends                                                                         640
                                                                            ----------
     Total investment income (net of nonreclaimable
     foreign taxes withheld at source which
     amounted to $29)                                                           3,001

EXPENSES
Management fee                                                 $     494
Service fee                                                          177
Distribution fee - Class A                                            75
Distribution fee - Class B                                           316
Distribution fee - Class C                                            26
Transfer agent                                                       203
Bookkeeping fee                                                       29
Registration fee                                                      26
Custodian fee                                                         15
Audit fee                                                              8
Trustees fee                                                           8
Reports to shareholders                                               14
Legal fee                                                              2
Amortization of deferred
 organization expenses                                                 7
Other                                                                  5
                                                                  -------
                                                                   1,405
Fees and expenses waived or borne
  by the Adviser                                                     (14)       1,391
                                                                  -------   ----------
       Net Investment Income                                                    1,610
                                                                            ----------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
Investments                                                        1,922
Foreign currency transactions                                        (46)
                                                                  -------
    Net Realized Gain                                                           1,876
Net unrealized appreciation during
    the period on:
Investments                                                       12,143
Foreign currency transactions                                        167
                                                                  -------
    Net Unrealized Appreciation                                                12,310
                                                                            ----------
       Net Gain                                                                14,186
                                                                            ----------
Increase in Net Assets from Operations                                       $ 15,796
                                                                            =========


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                           (Unaudited)
                                                                          Six months ended        Year ended
(in thousands)                                                               April 30             October 31
                                                                          -------------------   ---------------
INCREASE (DECREASE) IN NET ASSETS                                              1998                   1997 (a)
Operations:
Net investment income                                                     $   1,610                $  2,699
Net realized gain                                                             1,876                   1,528
Net unrealized appreciation                                                  12,310                  11,346
                                                                          ----------              ---------
    Net Increase from Operations                                             15,796                  15,573
Distributions:
From net investment income - Class A                                           (720)                 (1,033)
From net realized gains - Class A                                              (469)                   (485)
From net investment income - Class B                                         (1,042)                 (1,442)
From net realized gains - Class B                                              (802)                   (783)
From net investment income - Class C                                            (87)                   (125)
From net realized gains - Class C                                               (67)                    (71)
                                                                          ----------              ---------
                                                                             12,609                  11,634
                                                                          ----------              ---------
Fund Share Transactions:
Receipts for shares sold - Class A                                            6,877                  19,814
Value of distributions reinvested - Class A                                   1,121                   1,423
Cost of shares repurchased - Class A                                         (3,528)                 (5,245)
                                                                          ----------              ---------
                                                                              4,470                  15,992
                                                                          ----------              ---------
Receipts for shares sold - Class B                                           15,306                  36,345
Value of distributions reinvested - Class B                                   1,737                   2,074
Cost of shares repurchased - Class B                                         (7,203)                 (8,391)
                                                                          ----------              ---------
                                                                              9,840                  30,028
                                                                           ----------              ---------
Receipts for shares sold - Class C                                            1,523                   3,286
Value of distributions reinvested - Class C                                     143                     174
Cost of shares repurchased - Class C                                           (746)                 (1,184)
                                                                           ----------              ---------
                                                                                920                   2,276
                                                                           ----------              ---------
Net Increase from Fund
  Share Transactions                                                         15,230                  48,296
                                                                           ----------              ---------
       Total Increase                                                        27,839                  59,930

NET ASSETS
Beginning of period                                                         129,129                  69,199
                                                                          -----------              ---------
End of period (including undistributed
net investment income of $248 and $580,
respectively)                                                             $ 156,968                $129,129
                                                                          ===========              =========


(a) Class D shares were redesignated Class C shares on July 1, 1997. Statement of Changes in Net Assets continued on following page.
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                                                           (Unaudited)
                                                                          Six months ended        Year ended
(in thousands)                                                               April 30             October 31
                                                                          -----------------     ---------------
NUMBER OF FUND SHARES                                                          1998                1997 (a)
Sold - Class A                                                                 460                  1,458
Issued for distributions reinvested - Class A                                   78                    106
Repurchased - Class A                                                         (236)                  (381)
                                                                         ----------               --------
                                                                               302                  1,183
                                                                         ----------               --------
Sold - Class B                                                               1,017                  2,684
Issued for distributions reinvested - Class B                                  120                    154
Repurchased - Class B                                                         (480)                  (608)
                                                                         ----------               --------
                                                                               657                  2,230
                                                                         ----------               --------
Sold - Class C                                                                 101                    241
Issued for distributions reinvested - Class C                                   10                     13
Repurchased - Class C                                                          (49)                   (87)
                                                                         ----------               --------
                                                                                62                    167
                                                                         ----------               --------


(a) Class D shares were redesignated Class C shares on July 1, 1997.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 1998 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
 ...............................................................................
In the opinion of management of Colonial Strategic Balanced Fund (the Fund), a series of Colonial Trust III, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
 ...............................................................................
Organization: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and long term growth, consistent with prudent risk, by diversifying investments primarily in U.S. and foreign equity and debt securities. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge and a continuing distribution fee and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to an annual distribution fee and a contingent deferred sales charge.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

                  Notes to Financial Statements/April 30, 1998
-------------------------------------------------------------------------------
NOTE 2. ACCOUNTING POLICIES - CONT.
 ...............................................................................
Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Determination of class net asset values and financial highlights: All income, expenses (other than the Class A, Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, net investment income per share data reflects the distribution fee applicable to each class.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class A, Class B and Class C shares.

Federal income taxes: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Interest income, debt discount and premium: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

                   Notes to Financial Statements/April 30, 1998
-------------------------------------------------------------------------------

Deferred organization expenses: The Fund incurred expenses of $69,500 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

Foreign currency transactions: Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Forward currency contracts: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

                  Notes to Financial Statements/April 30, 1998
--------------------------------------------------------------------------------
NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
 ...............................................................................
Management fee: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.70% annually of the Fund's average net assets.

Bookkeeping fee: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

Transfer agent: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective October 1, 1997, and continuing through September 1998, the Transfer Agent fee will be reduced by 0.0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.


Underwriting discounts, service and distribution fees: Liberty Financial Investments, Inc. (the Distributor), a subsidiary of the Adviser, is the Fund's principal underwriter. During the six months ended April 30, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $18,642 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $92,260 and $986, on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.30% for Class A and 0.75% for Class B and Class C, annually, of the average net assets attributable to Class A, Class B, and Class C shares, respectively.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense limits: Through December 31, 1997, the Adviser waived fees and bore certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceeded 1.10% annually of the Fund's average net assets. Effective January 1, 1998, the expense limit was eliminated.

                  Notes to Financial Statements/April 30, 1998
-------------------------------------------------------------------------------

Other: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
 ...............................................................................
Investment activity: During the six months ended April 30, 1998, purchases and sales of investments, other than short-term obligations, were $48,232,203 and $31,912,584, respectively, of which $4,389,378 and $529,063, respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at April 30, 1998, based on cost of investments for federal income tax purposes was:

Gross unrealized appreciation                  $33,920,192
Gross unrealized depreciation                   (1,547,473)
                                               ------------
        Net unrealized appreciation            $32,372,719
                                               ============

Other: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT
 ...............................................................................
The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended April 30, 1998.

NOTE 6.  COMPOSITION OF NET ASSETS
 ...............................................................................

At April 30, 1998, net assets consisted of:
Capital paid in                                            $ 122,306
Undistributed net investment income                              248
Accumulated net realized gain                                  1,925
Net unrealized appreciation on:
  Investments                                                 32,438
  Foreign currency transactions                                   51
                                                           ----------
                                                           $ 156,968
                                                           ==========

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                                 (Unaudited)
                                                                                           Six months ended April 30
                                                                       -----------------------------------------------------------
                                                                                                      1998
                                                                             Class A                 Class B            Class C
                                                                       ----------------         ---------------       -----------
Net asset value -
   Beginning of period                                                       $ 14.450               $ 14.430           $ 14.450
                                                                             --------               --------           ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(c)                                                    0.193                  0.159              0.159
Net realized and
unrealized gain                                                                 1.495                  1.486              1.486
                                                                             --------               --------           ---------
   Total from Investment
      Operations                                                                1.688                  1.645              1.645
                                                                             --------               --------           ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                     (0.220)                (0.187)            (0.187)
From net realized gains                                                        (0.148)                (0.148)            (0.148)
                                                                             --------               --------           ---------
   Total Distributions Declared
      to Shareholders                                                          (0.368)                (0.335)            (0.335)
                                                                             --------               --------          ---------
Net asset value -
  End of period                                                              $ 15.770               $ 15.740           $ 15.760
                                                                             ========               ========           ========
Total return (d)(e)                                                            11.92%(f)              11.62%(f)          11.60%(f)
                                                                             ========               ========           ========
RATIOS TO AVERAGE NET ASSETS
Expenses (g)                                                                    1.68%(h)               2.13%(h)           2.13%(h)
Net investment income (g)                                                       2.57%(h)               2.12%(h)           2.12%(h)
Fees and expenses waived
 or borne by the Adviser (g)                                                    0.02%(h)               0.02%(h)           0.02%(h)
Portfolio turnover                                                                24%(f)                 24%(f)             24%(f)
Average commission rate                                                      $ 0.0163               $ 0.0163           $ 0.0163
Net assets at end
of period (000)                                                              $ 54,666               $ 94,361            $ 7,941
(a) Net of fees and expenses waived or borne by the Adviser which
    amounted to:                                                              $ 0.002                $ 0.002            $ 0.002
(b) Class D shares were redesignated Class C shares on July 1, 1997.
(c) Per share data was calculated using average shares
    outstanding during the period.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.

              Year ended October 31
--------------------------------------------------
                     1997
    Class A         Class B         Class C (b)
   ----------     ----------       ----------
    $ 12.910       $ 12.890         $ 12.910
   ----------     ----------       ----------

       0.404          0.342            0.342

       1.762          1.766            1.766
   ----------     ----------       ----------

       2.166          2.108            2.108
   ----------     ----------       ----------

      (0.393)        (0.335)          (0.335)
      (0.233)        (0.233)          (0.233)
   ----------     ----------       ----------

      (0.626)        (0.568)          (0.568)
   ----------     ----------       ----------

    $ 14.450       $ 14.430         $ 14.450
   ==========     ==========       ==========
      17.24%         16.77%           16.75%
   ==========     ==========       ==========

       1.65%          2.10%            2.10%
       2.93%          2.48%            2.48%

       0.09%          0.09%            0.09%
         45%            45%              45%
    $ 0.0260       $ 0.0260         $ 0.0260

    $ 45,736       $ 77,005          $ 6,388

     $ 0.013        $ 0.013          $ 0.013

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                  Year ended October 31
                                                                  -----------------------------------------------------------------
                                                                                                1996
                                                                         Class A               Class B               Class C (b)
                                                                       ----------            -----------            -----------
Net asset value -
   Beginning of period                                                  $ 11.650              $ 11.640               $ 11.650
                                                                       ----------            -----------            -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(c)                                               0.369                 0.314                  0.314
Net realized and
unrealized gain                                                            1.264                 1.260                  1.258
                                                                       ----------            -----------            -----------
   Total from Investment
      Operations                                                           1.633                 1.574                  1.572
                                                                       ----------            -----------            -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                (0.333)               (0.284)                (0.272)
From net realized gains                                                   (0.040)               (0.040)                (0.040)
                                                                       ----------            -----------            -----------
   Total Distributions Declared
      to Shareholders                                                     (0.373)               (0.324)                (0.312)
                                                                       ----------            -----------            -----------

Net asset value -
  End of period                                                         $ 12.910              $ 12.890               $ 12.910
                                                                       ==========            ===========            ===========
Total return (d)(e)                                                       14.24%                13.71%                 13.68%
                                                                       ==========            ===========            ===========

RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                               1.65%                 2.10%                  2.10%
Net investment income (f)                                                  2.99%                 2.54%                  2.54%
Fees and expenses waived or
 borne by the Adviser (f)                                                  0.19%                 0.19%                  0.19%
Portfolio turnover                                                           59%                   59%                    59%
Average commission rate (g)                                             $ 0.0299              $ 0.0299               $ 0.0299
Net assets at end
of period (000)                                                         $ 25,580              $ 40,065                $ 3,554

(a) Net of fees and expenses waived or borne by the Adviser which
    amounted to:                                                         $ 0.023               $ 0.023                $ 0.023
(b) Class D shares were redesignated Class C shares on July 1, 1997.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed
    brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

                          FINANCIAL HIGHLIGHTS - CONT.

              Year ended October 31
--------------------------------------------------
                     1995
    Class A         Class B         Class C (b)
   ----------     ----------       ----------

     $ 9.910        $ 9.900         $ 9.900
   ----------     ----------       ----------

       0.325          0.277           0.277

       1.764          1.769           1.774
   ----------     ----------       ----------

       2.089          2.046           2.051
   ----------     ----------       ----------

      (0.349)        (0.306)         (0.301)
         -              -               -
   ----------     ----------       ----------

      (0.349)        (0.306)         (0.301)
   ----------     ----------       ----------

    $ 11.650        $11.640         $11.650
   ==========     ==========       ==========
      21.47%         21.00%          21.04%
   ==========     ==========       ==========

       1.65%          2.10%           2.10%
       3.05%          2.60%           2.60%

       0.43%          0.43%           0.43%
         49%            49%             49%
         -              -               -

     $16,346        $18,284          $4,164


     $ 0.042        $ 0.042          $0.042

             FINANCIAL HIGHLIGHTS - CONT.


Selected data for a share of each class outstanding throughout each period are as follows:

                                                          Period ended October 31
                                           -----------------------------------------------------
                                                                 1994 (b)
                                              Class A            Class B           Class C (c)
                                           -----------        ------------         -----------
Net asset value -
   Beginning of period                       $ 10.000            $ 10.000            $ 10.000
                                             --------            --------            --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income (a)(d)                                  0.035               0.029               0.029
Net realized and
unrealized gain (loss)                         (0.125)             (0.129)             (0.129)
                                             --------            --------            --------
   Total from Investment
      Operations                               (0.090)             (0.100)             (0.100)
                                             --------            --------            --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
 income                                           -                   -                   -
                                             --------            --------            --------

Net asset value -
  End of period                               $ 9.910             $ 9.900             $ 9.900
                                             ========            ========            ========
Total return (e)(f)                           (0.90)%(g)          (1.00)%(g)          (1.00)%(g)
                                             ========            ========            ========

RATIOS TO AVERAGE NET ASSETS
Expenses                                        1.65%(h)            2.10%(h)            2.10%(h)
Net investment income                           3.01%(h)            2.56%(h)            2.56%(h)
Fees waived or borne
 by the Adviser                                 0.35%(h)            0.35%(h)            0.35%(h)
Portfolio turnover                                 0%                  0%                  0%
Net assets at end
of period (000)                               $ 6,394             $ 6,332             $ 2,231

(a) Net of fees and expenses waived or borne by the Adviser which
    amounted to:                              $ 0.004             $ 0.004             $ 0.004
(b) The Fund commenced investment operations on September 19, 1994.
(c) Class D shares were redesignated Class C shares on July 1, 1997.
(d) Per share data was calculated using average shares outstanding during the period.
(e) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(f) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) Annualized.

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Colonial Investors Service Center directly at 1-800-345-6611.

Affordable Additional Investments: Add to your account with as little as $50 on most funds; $25 for an IRA account.

Free Exchanges1: Exchange all or part of your account into the same share class of another fund distributed by Liberty Financial Investments, by phone or mail.

Easy Access to Your Money(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

One-Year Reinstatement Privilege: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Financial Investments of the same share class without any penalty or sales charge.

Fundamatic: Make periodic investments as low as $50 from your checking account to your Fund account.

Systematic Withdrawal Plan (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

Automated Dollar Cost Averaging: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Financial Investments. Minimum for each transfer is $100.

Retirement Plans: Choose from a broad range of retirement plans, including IRAs.

(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                           SHAREHOLDER COMMUNICATIONS
                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your account:

Transaction Confirmations: Each time you make a purchase, sale or exchange, you receive a confirmation statement within just a few days.

Quarterly Statements: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity dur-ing the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

Liberty Financial Investments Investor Opportunities: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary and shareholder service updates.

Tax Forms and Year-End Tax Guide: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

Average Cost Basis Statements: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Strategic Balanced Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

Colonial Strategic Balanced Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Strategic Balanced Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[BACK COVER]
                                    TRUSTEES
Robert J. Birnbaum
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

Tom Bleasdale
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

William E. Mayer
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

John J. Neuhauser
Dean, Boston College School of Management

Robert L. Sullivan
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

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LIBERTY FINANCIAL INVESTMENTS, INC. (c) 1998
Distributor for Colonial Funds, Stein Roe Advisor Funds and Newport Funds One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com

SB-03/338F-0498  (06/98)  98/583